Fair Value Measurements - Schedule of Company’s Assets that Measured at Fair Value (Details) - USD ($)	Nov. 04, 2024	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Level 1 [Member]
Assets:
Cash and securities held in Trust Account		$ 186,761,164	$ 181,847,374	$ 174,580,335
Level 3 [Member]
Assets:
Fair value of Public Warrants for Class A Ordinary Shares subject to possible redemption allocation	$ 517,500
Fair value of the Representative Shares	$ 748,747